091-08456 fm

For Internal Use Only RECEIVED
Sec File No. 9-

2010 MAY -7 AM 8:56

SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

10047082

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Board Options Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Broker-Dealer
3. Class of New Derivative Securities Product:
Exchange-Traded Fund
4. Name of Underlying Instrument:
Public Storage (MD)
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
PSApW
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NASDAQ/NYSE
8. Settlement Methodology of New Derivative Securities Product:
Not Applicable
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Angelo Evangelou

Title:
Assistant General Counsel

Telephone Number:
(312) 786-7464

Manual Signature of Official Responsible for Form:

Date: April 29, 2010

SEC 2449 (6-01)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY - 7 2010 |